UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02064

Pax World Funds Series Trust I

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Address of principal executive offices) (Zip code)

Joseph F. Keefe

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS: 69.9%
CONSUMER DISCRETIONARY: 4.6%
Amazon.com, Inc. (a)	37,500	$7,594,125
BorgWarner, Inc. (a)	166,098	14,008,705
Comcast Corp., Class A (d)	200,000	6,002,000
Darden Restaurants, Inc.	130,000	6,650,800
Ford Motor Co.	350,000	4,371,500
GameStop Corp., Class A (f)	180,900	3,950,856
Hennes & Mauritz AB, B Shares	135,000	4,880,155
Johnson Controls, Inc. (f)	310,000	10,068,800
Macy’s, Inc.	160,000	6,356,800
Skullcandy, Inc. (a)(f)	286,662	4,537,860
Target Corp. (d)	160,000	9,323,200
Time Warner, Inc. (d)	280,000	10,570,000

		88,314,801

CONSUMER STAPLES: 3.0%
Corn Products International, Inc.	558,860	32,218,279
Diageo PLC	62,500	1,504,740
Natura Cosmeticos SA	210,000	4,567,093
PepsiCo, Inc.	40,000	2,654,000
Procter & Gamble Co., The	250,000	16,802,500

		57,746,612

ENERGY: 9.2%
Baker Hughes, Inc. (d)	720,410	30,213,995
Canadian Natural Resources, Ltd.	200,000	6,636,000
Ensco PLC, ADR	449,300	23,781,449
EQT Corp. (f)	645,300	31,109,913
Noble Energy, Inc.	149,800	14,647,444
Penn West Petroleum, Ltd.	280,000	5,471,151
Rosetta Resources, Inc. (a)	295,725	14,419,551
Sasol Ltd., ADR	149,900	7,291,136
Statoil ASA, ADR	921,825	24,990,677
Suncor Energy, Inc. (f)	533,200	17,435,640

		175,996,956

FINANCIALS: 8.8%
American Express Co.	260,000	15,043,600
American Tower Corp., REIT	811,867	51,163,858
Bank of New York Mellon Corp., The	421,300	10,165,969
BlackRock, Inc.	77,500	15,879,750
Charles Schwab Corp., The (f)	566,882	8,146,094
Digital Realty Trust, Inc., REIT (f)	150,000	11,095,500
Hospitality Properties Trust, REIT	200,000	5,294,000

Pax World Balanced Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
JPMorgan Chase & Co.	491,725	$22,609,516
Och-Ziff Capital Mgmt. Group, LP, Class A	793,768	7,366,167
Plum Creek Timber Co., Inc., REIT	239,579	9,956,903
State Street Corp. (d)	270,600	12,312,300

		169,033,657

HEALTH CARE: 5.2%
Amgen, Inc. (d)	302,371	20,558,204
Becton Dickinson & Co. (f)	523,530	40,652,105
Pfizer, Inc. (d)	370,000	8,384,200
Roche Holding AG	122,500	21,318,714
St. Jude Medical, Inc. (d)	200,000	8,862,000

		99,775,223

INDUSTRIALS: 10.2%
3M Co.	30,000	2,676,300
ABB, Ltd., ADR (a)	470,000	9,592,700
Bombardier, Inc., Class B	900,000	3,735,526
Cummins, Inc. (d)	228,698	27,452,908
Deere & Co.	608,900	49,260,010
Eaton Corp.	55,000	2,740,650
Emerson Electric Co. (d)	516,534	26,952,744
Expeditors International of Washington, Inc.	164,500	7,650,895
FTI Consulting, Inc. (a)	10,000	375,200
Genesee & Wyoming, Inc., Class A (a)	160,000	8,732,800
Nordson Corp.	258,800	14,107,188
Pentair, Inc.	190,000	9,045,900
Royal Philips (Netherlands)	100,000	2,029,595
Stericycle, Inc. (a)	75,000	6,273,000
Timken Co.	373,800	18,966,612
United Parcel Service, Inc., Class B	80,000	6,457,600

		196,049,628

INFORMATION TECHNOLOGY: 18.4%
Apple, Inc. (a)(d)	110,000	65,941,700
Autodesk, Inc. (a)	80,000	3,385,600
Cognizant Technology Solutions, Class A (a)	140,594	10,818,708
Corning, Inc. (f)	425,000	5,984,000
EMC Corp. (a)	2,031,899	60,713,142
Facebook, Inc., Class B (a)(b)(c)	285,000	11,545,350
Google, Inc., Class A (a)	27,760	17,800,822
IBM (f)	115,000	23,994,750
InterDigital, Inc.	135,000	4,706,100

Pax World Balanced Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Intuit, Inc. (f)	795,000	$47,803,350
Juniper Networks, Inc. (a)	285,000	6,520,800
Nintendo Co., Ltd.	42,500	6,455,108
Oracle Corp.	360,000	10,497,600
Paychex, Inc.	135,000	4,183,650
Qualcomm, Inc. (d)	880,900	59,918,818
Taiwan Semiconductor Manu. Co., Ltd., ADR (f)	430,399	6,576,497
Teradata Corp. (a)(f)	75,000	5,111,250

		351,957,245

MATERIALS: 4.4%
Air Products & Chemicals, Inc. (f)	65,000	5,967,000
Ecolab, Inc. (d)(f)	110,000	6,789,200
Nucor Corp.	360,000	15,462,000
Potash Corp. of Saskatchewan, Inc.	210,000	9,594,900
Rio Tinto PLC, ADR (f)	357,200	19,856,748
Syngenta AG, ADR (a)	330,000	22,713,900
Vale SA, ADR	200,000	4,666,000

		85,049,748

TELECOMMUNICATION SERVICES: 3.3%
America Movil SAB de CV, Series L, ADR	1,221,334	30,325,723
AT&T, Inc. (f)	25,000	780,750
Portugal Telecom SGPS SA	766,771	4,165,700
Vodafone Group PLC, ADR	1,003,700	27,772,379

		63,044,553

UTILITIES: 2.8%
CenterPoint Energy, Inc.	360,000	7,099,200
ONEOK, Inc.	507,128	41,412,072
Xcel Energy, Inc. (f)	95,000	2,514,650

		51,025,922

TOTAL COMMON STOCKS (Cost $1,076,714,841)		1,337,994,345

EXCHANGE TRADED FUNDS: 0.4%
iShares Barclays TIPS Bond Fund	50,100	5,894,265
SPDR Gold Shares (a)	15,250	2,472,635

TOTAL EXCHANGE TRADED FUNDS (Cost $6,431,144)		8,366,900

Pax World Balanced Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS: 28.1%

COMMUNITY INVESTMENT NOTES: 0.3%
Calvert Social Investment Foundation, 1.000%, 01/15/15	$3,000,000	$3,000,000
CINI Investment Note, 2.000%, 10/18/14 (c)	250,000	250,002
Self Help Venture Note, 4.228%, 01/28/15 (c)	2,000,000	2,000,292

TOTAL COMMUNITY INVESTMENT NOTES (Cost $5,250,000)		5,250,294

CORPORATE BONDS: 12.3%
CONSUMER DISCRETIONARY: 0.6%
Best Buy Co., Inc., 3.750%, 03/15/16	2,396,000	2,418,132
Harley-Davidson Funding Corp., 144A, 5.250%, 12/15/12 (e)	3,000,000	3,079,518
Time Warner Cable, Inc., 6.750%, 07/01/18	3,000,000	3,665,088
VF Corp., 5.950%, 11/01/17	2,235,000	2,634,271

		11,797,009

CONSUMER STAPLES: 1.3%
Anheuser-Busch InBev Worldwide, 5.375%, 11/15/14	3,052,000	3,391,172
Anheuser-Busch InBev Worldwide, 3.625%, 04/15/15	1,175,000	1,262,059
Corn Products International, Inc., 3.200%, 11/01/15	500,000	518,300
Estee Lauder Co., Inc., 7.750%, 11/01/13	5,000,000	5,513,290
Kellog Co., 4.150%, 11/15/19	2,000,000	2,156,458
Kimberly-Clark Corp., 5.000%, 08/15/13	3,150,000	3,342,279
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	6,108,305
Kraft Foods, Inc., 6.125%, 08/23/18	2,000,000	2,415,308

		24,707,171

ENERGY: 0.9%
Baker Hughes, Inc., 7.500%, 11/15/18	2,230,000	2,946,136
ONEOK Partners, LP, 8.625%, 03/01/19	3,775,000	4,874,238
Southern Union Co., 3.564%, 11/01/66	2,600,000	2,291,250
Southwestern Energy Co., 7.500%, 02/01/18	3,000,000	3,629,562
Statoil ASA, 144A, 5.125%, 04/30/14 (e)	3,000,000	3,265,908
Talisman Energy, Inc., 3.750%, 02/01/21	1,000,000	984,958

		17,992,052

FINANCIALS: 4.3%
American Express Bank, FSB, 5.500%, 04/16/13	2,000,000	2,094,170
American Express Centurion Bank, 5.550%, 10/17/12	2,000,000	2,051,652
American Express Co., 7.000%, 03/19/18	1,000,000	1,229,186
American Honda Finance Corp., 144A, 6.700%, 10/01/13 (e)	3,000,000	3,238,875
American Tower Corp., REIT, 7.250%, 05/15/19	1,665,000	1,925,309

Pax World Balanced Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
Bank of New York Mellon Corp., The, 4.300%, 05/15/14	$4,000,000	$4,285,588
Bank of New York Mellon Corp., The, 2.950%, 06/18/15 (f)	3,000,000	3,161,571
BB&T Corp., 1.253%, 04/28/14	500,000	502,594
BB&T Corp., 6.850%, 04/30/19	2,000,000	2,465,388
Bear Stearns Cos. LLC, 6.950%, 08/10/12	2,000,000	2,045,336
Branch Banking & Trust Co./Wilson NC, 0.794%, 09/13/16	2,000,000	1,884,866
Credit Suisse New York, 5.000%, 05/15/13	4,855,000	5,042,316
Fifth Third Bank, 0.605%, 05/17/13	1,347,000	1,335,681
HSBC Holdings, PLC, 5.100%, 04/05/21	2,000,000	2,166,052
International Finance Corp., 2.250%, 04/28/14	2,000,000	2,074,602
JPMorgan Chase & Co., 5.125%, 09/15/14	2,000,000	2,144,400
JPMorgan Chase & Co., 3.700%, 01/20/15	2,000,000	2,110,304
JPMorgan Chase & Co., 3.400%, 06/24/15	2,000,000	2,097,076
JPMorgan Chase & Co., 7.000%, 03/16/16 (i)(US)	3,000,000	3,216,149
JPMorgan Chase & Co., 3.250%, 11/23/16	2,000,000	1,984,088
JPMorgan Chase & Co., 4.400%, 07/22/20	1,000,000	1,039,214
JPMorgan Chase & Co., 5.250%, 05/27/21	2,000,000	1,998,910
JPMorgan Chase Bank N.A., 5.875%, 06/13/16	2,500,000	2,767,803
JPMorgan Chase Bank N.A., 0.804%, 06/13/16	2,000,000	1,860,150
Monumental Global Funding, Ltd., 144A, 5.500%, 04/22/13 (e)	2,000,000	2,088,138
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,377,814
PNC Funding Corp., 5.250%, 11/15/15	2,000,000	2,225,410
Prudential Financial, Inc., 4.750%, 04/01/14	3,000,000	3,181,293
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,475,810
Prudential Financial, Inc., 4.960%, 11/02/20	3,000,000	3,091,800
State Street Corp., 4.956%, 03/15/18	4,010,000	4,192,904
Toyota Motor Credit Corp., 4.430%, 01/18/15	2,000,000	2,043,600
Willis North America, Inc., 5.625%, 07/15/15	4,895,000	5,280,480

		81,678,529

HEALTH CARE: 2.1%
Agilent Technologies, Inc., 5.500%, 09/14/15	3,000,000	3,374,322
Becton, Dickinson & Co., 3.250%, 11/12/20	3,000,000	3,115,830
Biogen Idec, Inc., 6.875%, 03/01/18	2,500,000	3,051,588
Celgene Corp., 2.450%, 10/15/15	2,000,000	2,045,582
Celgene Corp., 3.950%, 10/15/20	2,000,000	2,040,238
Express Scripts, Inc., 6.250%, 06/15/14	3,000,000	3,299,715
St. Jude Medical, Inc., 2.500%, 01/15/16	5,000,000	5,155,640
Teva Pharmaceutical Finance Co. LLC, 5.550%, 02/01/16	2,000,000	2,268,272
Teva Pharmaceutical Finance III, 0.974%, 03/21/14	3,000,000	3,009,495
Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,000,000	2,132,740
UnitedHealth Group, Inc., 4.875%, 02/15/13	2,500,000	2,590,760

Pax World Balanced Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE, continued
UnitedHealth Group, Inc., 4.875%, 03/15/15	$119,000	$131,586
UnitedHealth Group, Inc., 5.375%, 03/15/16	4,000,000	4,575,828
UnitedHealth Group, Inc., 6.000%, 02/15/18	2,500,000	3,023,397

		39,814,993

INDUSTRIALS: 1.2%
Atlas Copco AB, 144A, 5.600%, 05/22/17 (e)	2,505,000	2,883,759
CSX Corp., 7.375%, 02/01/19	2,000,000	2,516,154
Emerson Electric Co., 5.250%, 10/15/18	1,000,000	1,164,021
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,359,726
Pentair, Inc., 5.000%, 05/15/21	4,050,000	4,248,324
Ryder System, Inc., 6.000%, 03/01/13	2,000,000	2,082,514
Ryder System, Inc., 5.850%, 11/01/16	2,000,000	2,278,898
Union Pacific Corp., 5.375%, 05/01/14	2,000,000	2,170,468
Union Pacific Corp., 5.700%, 08/15/18	2,200,000	2,633,635
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,204,248

		23,541,747

INFORMATION TECHNOLOGY: 0.8%
Adobe Systems, Inc., 3.250%, 02/01/15	2,000,000	2,114,616
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,252,283
Corning, Inc., 8.875%, 08/15/21	2,000,000	2,746,980
IBM Corp., 2.100%, 05/06/13	1,435,000	1,460,956
IBM Corp., 2.000%, 01/05/16	1,750,000	1,798,153
IBM Corp., 5.700%, 09/14/17	5,000,000	6,027,960

		15,400,948

MATERIALS: 0.3%
Potash Corp of Saskatchewan, Inc., 3.250%, 12/01/17	2,000,000	2,126,798
Rio Tinto Finance USA, Ltd., 8.950%, 05/01/14	3,000,000	3,479,544

		5,606,342

TELECOMMUNICATION SERVICES: 0.7%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(h)(MX)	52,000,000	4,459,125
AT&T, Inc., 4.850%, 02/15/14	2,500,000	2,689,200
Virgin Media Finance PLC, 6.500%, 01/15/18	1,000,000	1,091,250
Vodafone Group PLC, 6.750%, 01/10/13 (i)(UK)	3,000,000	3,146,533
Vodafone Group PLC, 5.625%, 02/27/17	3,000,000	3,512,955

		14,899,063

UTILITIES: 0.1%
American Water Capital Corp., 6.085%, 10/15/17	3,000,000	3,493,803

Pax World Balanced Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS		VALUE
BONDS, continued
CORPORATE BONDS, continued

TOTAL CORPORATE BONDS (Cost $222,707,111)			$238,931,657

U.S. GOVERNMENT AGENCY BONDS: 2.6%
FEDERAL FARM CREDIT BANK (AGENCY): 1.1%	$
3.850%, 02/11/15		4,000,000	4,352,184
5.500%, 08/22/19		1,900,000	2,349,272
2.540%, 11/21/19		4,000,000	3,966,236
2.150%, 02/14/20		3,000,000	2,983,842
2.370%, 09/14/20		2,500,000	2,497,135
2.800%, 11/09/20		4,000,000	4,019,440

			20,168,109

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.6%
5.000%, 09/14/12		2,500,000	2,553,598
4.110%, 09/27/13		4,000,000	4,224,948
5.625%, 06/13/16		2,000,000	2,277,908
1.000%, 10/11/19		2,500,000	2,496,232

			11,552,686

FREDDIE MAC (AGENCY): 0.9%
1.375%, 01/09/13		1,000,000	1,009,117
0.600%, 01/24/14		3,000,000	3,004,464
1.000%, 12/19/14		2,000,000	2,001,644
0.550%, 02/27/15		3,000,000	2,993,511
1.150%, 12/30/15		2,000,000	2,005,902
1.000%, 01/27/16		2,000,000	2,002,192
0.500%, 09/28/16		3,000,000	3,004,479
2.000%, 11/29/18		2,000,000	2,014,962

			18,036,271

FANNIE MAE (AGENCY): 2.8%
4.000%, 01/28/13		7,000,000	7,211,043
4.000%, 04/02/13		3,000,000	3,113,322
1.000%, 11/07/14		3,325,000	3,333,851
1.000%, 12/05/14		2,000,000	2,001,174
0.750%, 01/30/15		3,000,000	2,999,733
2.050%, 04/20/15		1,650,000	1,650,975
1.100%, 12/28/15		3,000,000	2,998,488
2.000%, 03/10/16		3,000,000	3,124,956
3.000%, 10/25/16		2,000,000	2,003,374
1.500%, 10/26/16		3,000,000	3,011,853

Pax World Balanced Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FANNIE MAE (AGENCY), continued
1.750%, 11/14/16	$2,000,000	$2,010,010
1.300%, 01/30/17	6,000,000	5,994,528
1.100%, 02/21/17	4,000,000	3,978,604
2.200%, 10/27/17	5,000,000	5,207,470
2.000%, 03/26/19	3,000,000	2,984,607
3.000%, 06/27/19	2,000,000	2,056,920

		53,680,908

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $101,619,261)		103,437,974

GOVERNMENT BONDS: 0.8%
Canadian Government, 2.500%, 06/01/15 (g)(CA)	3,000,000	3,112,727
Private Export Funding Corp., 4.974%, 08/15/13	2,000,000	2,123,080
U.S. Dept of Housing & Urban Development, 4.330%, 08/01/15	3,000,000	3,345,603
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,891,360

TOTAL GOVERNMENT BONDS (Cost $12,880,471)		14,472,770

MUNICIPAL BONDS: 1.4%
Alderwood Washington Water & Waste. Distr., 5.150%, 12/01/25	2,435,000	2,694,425
City of Chicago, Illinois G.O., 5.250%, 01/01/17	4,000,000	4,654,080
Florida State Board of Education, 5.250%, 06/01/16	1,180,000	1,386,382
Georgia, The State G.O., 5.000%, 05/01/23	2,000,000	2,392,520
Illinois State Toll Highway Authority, 5.000%, 01/01/23	4,000,000	4,301,600
Illinois State Toll Highway Authority, Series A-1, 5.000%, 01/01/23	2,000,000	2,233,280
Iowa Finance Authority, 3.430%, 08/01/19	2,000,000	2,181,100
Metropolitan Washington DC Airport Authority, 4.625%, 10/01/24	3,000,000	3,248,790
Portland Oregon Urban Renewal & Redevelopment, 6.031%, 06/15/18	3,800,000	4,407,392

TOTAL MUNICIPAL BONDS (Cost $25,089,043)		27,499,569

U.S. TREASURY NOTES: 2.3%
3.375%, 06/30/13	1,000,000	1,038,828
1.875%, 07/15/13 (TIPS)	2,467,900	2,599,007
3.125%, 08/31/13	5,000,000	5,200,195
3.125%, 09/30/13	3,000,000	3,126,915
2.750%, 10/31/13	7,000,000	7,268,793
2.000%, 01/15/14 (TIPS)	3,679,620	3,934,894

Pax World Balanced Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
U.S. TREASURY NOTES, continued
1.875%, 07/15/15 (TIPS)	$2,912,875	$3,251,497
2.000%, 01/15/16 (TIPS)	2,283,720	2,581,318
3.375%, 11/15/19	5,000,000	5,582,815
3.625%, 02/15/20	2,000,000	2,269,062
1.250%, 07/15/20 (TIPS)	4,156,760	4,750,724
2.000%, 11/15/21 (f)	3,000,000	2,953,830

TOTAL U.S. TREASURY NOTES (Cost $42,525,743)		44,557,878

MORTGAGE-BACKED SECURITIES: 5.6%
GINNIE MAE (MORTGAGE BACKED): 0.5%
6.000%, 02/15/19	290,290	320,766
4.000%, 05/15/19	798,401	867,622
6.000%, 05/15/21	524,813	578,763
6.000%, 07/15/21	81,451	89,620
6.000%, 02/15/22	587,659	646,049
4.500%, 11/20/33	1,653,384	1,815,056
6.000%, 08/15/35	1,026,953	1,160,214
6.000%, 05/20/36	422,298	476,854
6.000%, 01/15/38	1,259,019	1,431,835
6.000%, 01/15/38	590,715	666,998
6.000%, 08/20/38	802,532	903,828

		8,957,605

FREDDIE MAC (MORTGAGE-BACKED): 1.2%
4.000%, 05/01/14	265,924	275,195
5.000%, 08/01/18	902,881	974,671
4.500%, 09/01/18	279,364	301,883
4.000%, 09/01/18	201,215	214,479
5.500%, 10/01/18	295,430	321,831
5.500%, 10/01/18	201,148	219,753
5.000%, 10/01/18	451,115	488,534
5.000%, 11/01/18	235,732	255,139
5.000%, 11/01/18	204,110	220,339
3.500%, 11/01/25	2,496,141	2,612,698
3.500%, 05/01/26	2,315,471	2,423,592
5.500%, 12/01/27	1,716,047	1,873,164
2.575%, 05/01/36	88,885	91,006
5.902%, 04/01/37	1,093,441	1,162,294
7.462%, 09/01/37	283,143	309,682
2.618%, 01/01/38	2,350,218	2,492,997
5.000%, 07/01/39	2,320,141	2,523,081

Pax World Balanced Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FREDDIE MAC (MORTGAGE-BACKED), continued
5.000%, 08/01/39	$1,655,601	$1,800,401
5.500%, 10/01/39	2,029,415	2,218,711
3.500%, 01/01/41	1,785,434	1,831,770

		22,611,220

FANNIE MAE (MORTGAGE BACKED): 3.6%
5.000%, 01/01/14	161,568	170,035
5.000%, 02/01/14	109,590	112,118
4.500%, 07/01/18	1,059,246	1,139,331
3.500%, 09/01/18	623,549	656,176
3.500%, 10/01/18	82,233	86,536
3.500%, 10/01/18	407,091	428,392
5.000%, 11/01/18	33,411	36,272
5.000%, 11/01/18	236,693	257,769
5.000%, 11/01/18	322,134	351,623
5.000%, 02/01/19	880,089	955,568
4.500%, 11/01/19	674,232	724,787
5.000%, 03/01/20	592,091	643,333
5.000%, 10/01/20	1,165,581	1,275,197
3.500%, 01/01/21	2,327,057	2,444,457
5.000%, 10/01/23	579,463	635,467
3.500%, 10/01/25	2,151,859	2,259,737
3.500%, 01/01/26	2,705,036	2,860,934
3.500%, 02/01/26	2,295,118	2,410,178
3.500%, 08/01/26	5,653,628	5,991,829
3.500%, 08/01/26	3,269,581	3,449,841
3.000%, 11/01/26	1,954,133	2,036,489
3.500%, 12/01/26	3,898,049	4,122,704
4.000%, 01/01/32	2,410,204	2,558,412
6.500%, 06/01/32	276,479	314,945
5.000%, 12/01/33	2,683,166	2,905,596
2.765%, 12/01/33	189,925	202,769
2.429%, 12/01/33	444,560	475,414
6.000%, 02/01/34	578,621	646,504
2.285%, 05/01/34	1,457,584	1,513,214
2.474%, 07/01/34	2,731,937	2,899,944
2.471%, 01/01/35	910,774	970,796
1.870%, 03/01/35	784,473	811,276
3.936%, 06/01/35	376,868	400,743
5.500%, 10/01/35	1,682,030	1,841,365
6.000%, 04/01/36	308,971	342,231
2.373%, 05/01/36	376,743	401,480
5.528%, 06/01/37	630,164	672,371

Pax World Balanced Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE(MORTGAGE-BACKED), continued
6.000%, 03/01/39	$1,625,942	$1,792,814
5.000%, 03/01/39	2,596,746	2,887,073
4.500%, 09/01/40	1,884,460	2,007,872
4.500%, 01/01/41	2,708,576	2,908,912
6.000%, 01/25/41	88,013	87,977
4.000%, 02/01/41	2,855,527	3,046,288
4.000%, 03/01/41	3,631,356	3,810,965
3.500%, 10/01/41	2,954,518	3,048,276

		69,596,010

COMMERCIAL MORTGAGE-BACKED: 0.3%
JP Morgan Chase Commercial Mtg Sec Corp., 4.738%, 07/15/42	2,000,000	2,172,660
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	2,202,394

		4,375,054

TOTAL MORTGAGE-BACKED SECURITIES (Cost $101,191,748)		105,539,889

TOTAL BONDS (Cost $511,263,377)		539,690,031

CERTIFICATES OF DEPOSIT: 0.0%
Hope Community Credit Union, 1.250%, 05/07/12	100,000	100,000
Urban Partnership Bank, 0.350%, 09/25/12	248,000	248,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $348,000)		348,000

MONEY MARKET: 0.0%
Self Help Credit Union Money Market Account (Cost $263,546)	263,546	263,546

TIME DEPOSIT: 1.4%
State Street Euro Dollar Time Deposit, 0.010%, 04/02/12	26,151,000	26,151,000

TOTAL TIME DEPOSIT (Cost $26,151,000)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 1.4%
SSgA Institutional U.S. Government Money Market Fund (Cost $26,680,796)	26,680,796	26,680,796

Pax World Balanced Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
TOTAL INVESTMENTS: 101.2% (Cost $1,647,852,704)		$1,939,494,618
Payable upon return of securities loaned—(Net): -1.4%		(26,680,796)
Other assets and liabilities—(Net): 0.2%		4,382,465

Net Assets: 100.0%		$1,917,196,287

(a)	Non income producing security.
(b)	Illiquid security.
(c)	Fair Valued security.
(d)	Security or partial position of this security has been segregated by the custodian to cover options contracts.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(f)	Security or partial position of this security was on loan as of March 31, 2012. The total market value of securities on loan as of March 31, 2012 was $94,017,852.
(g)	Principal amount is in Canadian dollars; value is in U.S. dollars.
(h)	Principal amount is in Mexican pesos; value is in U.S. dollars.
(i)	Principal amount is in Australian dollars; value is in U.S. dollars.

ADR—American Depository Receipt

CA—Canada

LP—Limited Partnership

MX—Mexico

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

UK—United Kingdom

US—United States

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
Apple, Inc. expires January 2013, exercise price $550.00	100	$(960,000)
Apple, Inc. expires January 2013, exercise price $600.00	100	(697,000)
Comcast Corp., Class A expires January 2013, exercise price $27.00	300	(128,100)
Emerson Electric Co. expires January 2013, exercise price $60.00	305	(33,550)
Pfizer, Inc. expires December 2012, exercise price $22.00	1,500	(246,000)
Target Corp. expires January 2013, exercise price $62.50	300	(61,800)
Time Warner, Inc. expires January 2013, exercise price $40.00	300	(52,500)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $1,231,984)		$(2,178,950)

PUTS:
Ecolab, Inc. expires April 2012, exercise price $45.00	100	$(2,000)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $17,200)		$(2,000)

Pax World Growth Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS: 97.5%
CONSUMER DISCRETIONARY: 14.3%
Amazon.com, Inc. (a)	5,000	$1,012,550
Autoliv, Inc. (c)	14,900	999,045
BorgWarner, Inc. (a)	21,800	1,838,612
Coach, Inc.	20,500	1,584,240
Comcast Corp., Class A	53,000	1,590,530
Darden Restaurants, Inc.	30,000	1,534,800
Ford Motor Co.	67,500	843,075
GameStop Corp., Class A (c)	42,000	917,280
Macy’s, Inc.	52,000	2,065,960
Marriott International, Inc., Class A	44,000	1,665,400
NIKE, Inc., Class B	18,210	1,974,692
Valeo SA	15,000	787,057
VF Corp. (c)	15,900	2,321,082

		19,134,323

CONSUMER STAPLES: 7.8%
General Mills, Inc.	61,500	2,426,175
Kimberly-Clark Corp. (c)	22,000	1,625,580
PepsiCo, Inc.	33,680	2,234,668
Procter & Gamble Co., The	29,100	1,955,811
Whole Foods Market, Inc. (c)	27,250	2,267,200

		10,509,434

ENERGY: 9.8%
Baker Hughes, Inc. (c)	29,750	1,247,715
Devon Energy Corp.	27,794	1,976,709
Hess Corp.	26,250	1,547,438
Lufkin Industries, Inc.	9,984	805,210
Noble Corp. (a)	40,000	1,498,800
Noble Energy, Inc.	16,600	1,623,148
Southwestern Energy Co. (a)	42,000	1,285,200
Statoil ASA, ADR	73,000	1,979,030
Talisman Energy, Inc.	92,500	1,165,500

		13,128,750

FINANCIALS: 7.7%
ACE, Ltd.	23,700	1,734,840
CBRE Group, Inc., Class A (a)	56,500	1,127,740
Digital Realty Trust, Inc., REIT (c)	11,600	858,052
JPMorgan Chase & Co.	35,625	1,638,038
Plum Creek Timber Co., Inc., REIT (c)	42,250	1,755,910

Pax World Growth Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
PNC Financial Services Group, Inc.	23,000	$1,483,270
State Street Corp.	38,000	1,729,000

		10,326,850

HEALTH CARE: 10.9%
Agilent Technologies, Inc. (a)	36,750	1,635,743
Alexion Pharmaceuticals, Inc. (a)	6,266	581,861
Celgene Corp. (a)	16,250	1,259,700
Express Scripts Holding Co. (a)	24,750	1,340,955
Gen-Probe, Inc. (a)	8,250	547,883
Mylan, Inc. (a)	35,000	820,750
Roche Holding AG	10,650	1,853,422
St. Jude Medical, Inc. (c)	29,500	1,307,145
Teva Pharmaceutical Industries, Ltd., ADR	29,250	1,318,005
Thermo Fisher Scientific, Inc. (a)	33,962	1,914,777
Thoratec Corp. (a)	18,500	623,635
United Therapeutics Corp. (a)	14,950	704,594
Volcano Corp. (a)	27,500	779,625

		14,688,095

INDUSTRIALS: 13.3%
3M Co.	23,900	2,132,118
Cummins, Inc.	13,950	1,674,558
Eaton Corp. (c)	20,250	1,009,058
Expeditors International of Washington, Inc.	40,000	1,860,400
Landstar System, Inc.	22,000	1,269,840
Pall Corp.	31,875	1,900,706
Quanta Services, Inc. (a)(c)	47,200	986,480
Roper Industries, Inc.	19,500	1,933,620
Stanley Black & Decker, Inc.	26,500	2,039,440
Union Pacific Corp.	10,650	1,144,662
United Parcel Service, Inc., Class B	24,251	1,957,541

		17,908,423

INFORMATION TECHNOLOGY: 28.0% (b)
Acme Packet, Inc. (a)(c)	23,000	632,960
Apple, Inc. (a)(d)(c)	5,625	3,372,018
Aruba Networks, Inc. (a)	52,500	1,169,700
ASML Holding NV	33,500	1,679,690
BMC Software, Inc. (a)	34,500	1,385,520
Brocade Communications Systems, Inc. (a)	216,000	1,242,000
Cisco Systems, Inc.	74,000	1,565,100
Cognizant Technology Solutions, Class A (a)	24,250	1,866,038

Pax World Growth Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
EMC Corp. (a)	77,000	$2,300,759
Facebook, Inc. (a)(e)(f)	15,000	607,650
Google, Inc., Class A (a)	4,465	2,863,136
IBM (c)	9,367	1,954,425
Intuit, Inc. (c)	33,400	2,008,342
Juniper Networks, Inc. (a)	57,750	1,321,320
NetApp, Inc. (a)	33,350	1,493,080
NETGEAR, Inc. (a)	32,250	1,231,950
Nuance Communications, Inc. (a)(c)	40,000	1,023,200
Oracle Corp.	40,750	1,188,270
Qualcomm, Inc.	39,000	2,652,780
Red Hat, Inc. (a)	28,500	1,706,865
Riverbed Technology, Inc. (a)	17,800	499,824
SAP AG, ADR	6,500	453,830
Texas Instruments, Inc.	48,500	1,630,085
Trimble Navigation, Ltd. (a)	32,875	1,789,058

		37,637,600

MATERIALS: 3.4%
Nucor Corp. (c)	33,000	1,417,350
Rio Tinto PLC, ADR (c)	19,500	1,084,005
Syngenta AG, ADR (a)	24,150	1,662,245
Wacker Chemie AG	4,170	367,602

		4,531,202

TELECOMMUNICATION SERVICES: 1.2%
Vodafone Group PLC, ADR	59,838	1,655,717

UTILITIES: 1.1%
American Water Works Co., Inc.	38,904	1,323,903

TOTAL COMMON STOCKS (Cost $99,362,002)		130,844,297

TIME DEPOSIT: 2.5%
State Street Euro Dollar Time Deposit, 0.010%, 04/02/12	$3,291,000	3,291,000

TOTAL TIME DEPOSIT (Cost $3,291,000)

Pax World Growth Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 3.3%
SSgA Institutional U.S. Government Money Market Fund (Cost $4,395,246)	4,395,246	$4,395,246

TOTAL INVESTMENTS: 103.3% (Cost $107,048,248)		138,530,543
Payable upon return of securities loaned—(Net): -3.3%		(4,395,246)
Other assets and liabilities—(Net): 0.0%		61,573

Net Assets: 100.0%		$134,196,870

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector. Fund meets diversification requirements.
(c)	Security or partial position of this security was on loan as of March 31, 2012. The total market value of securities on loan as of March 31, 2012 was $10,390,829.
(d)	Security or partial position of this security has been segregated by the custodian to cover options contracts.
(e)	Illiquid security.
(f)	Fair Valued Security.
ADR—	American Depository Receipt
REIT—	Real Estate Investment Trust

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
Apple, Inc. expires January 2013, exercise price $550.00	5	$(48,000)
Apple, Inc. expires January 2013, exercise price $600.00	5	(34,850)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $41,845)		$(82,850)

Pax World Small cap Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCK: 92.6%
CONSUMER DISCRETIONARY: 16.3%
Best Buy Co., Inc.	3,500	$82,880
Bravo Brio Restaurant Group, Inc. (a)	8,247	164,610
Cinemark Holdings, Inc.	21,000	460,950
Core-Mark Holding Co., Inc.	1,000	40,940
GameStop Corp., Class A	27,000	589,680
Jamba, Inc. (a)	396,920	821,624
Ruby Tuesday, Inc. (a)	7,230	66,010
Ruth’s Hospitality Group, Inc. (a)	25,000	189,750
Skullcandy, Inc. (a)	10,000	158,300

		2,574,744

ENERGY: 5.3%
Contango Oil & Gas Co. (a)	5,000	294,550
McDermott International, Inc. (a)	30,000	384,300
Natural Gas Services Group, Inc. (a)	9,767	128,924
Rex Energy Corp. (a)	2,400	25,632

		833,406

FINANCIALS: 24.4% (b)
AMERISAFE, Inc. (a)	25,377	627,827
Ares Capital Corp.	19,000	310,650
CBOE Holdings, Inc.	5,000	142,100
Hercules Technology Growth Capital, Inc.	31,009	343,580
Horizon Technology Finance Corp.	7,000	116,270
National Financial Partners Corp. (a)	10,000	151,400
Och-Ziff Capital Mgmt. Group, LP, Class A	20,000	185,600
Oritani Financial Corp.	22,000	322,960
ProAssurance Corp.	6,648	585,755
Territorial Bancorp, Inc.	5,011	104,279
Tower Group, Inc.	1,000	22,430
United Financial Bancorp, Inc.	47,697	754,567
Westwood Holdings Group, Inc.	4,758	184,277

		3,851,695

HEALTH CARE: 13.1%
CardioNet, Inc. (a)	64,696	199,264
Endo Pharmaceuticals Holdings, Inc. (a)	4,000	154,920
Gen-Probe, Inc. (a)	2,500	166,025
Ligand Pharmaceuticals, Inc., Class B (a)	14,000	223,300
Natus Medical, Inc. (a)	60,860	726,060
Vascular Solutions, Inc. (a)	55,243	596,072

		2,065,641

Pax World Small cap Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCK, continued
INDUSTRIALS: 4.2%
Intersections, Inc.	15,151	$193,630
Towers Watson & Co., Class A	7,000	462,490

		656,120

INFORMATION TECHNOLOGY: 20.0%
Dice Holdings, Inc. (a)	24,000	223,920
ePlus, Inc. (a)	14,991	479,262
InterDigital, Inc.	15,000	522,900
MICROS Systems, Inc. (a)	1,000	55,290
Open Text Corp. (a)	7,500	458,625
TheStreet, Inc.	318,078	702,952
Westell Technologies, Inc., Class A (a)	304,069	708,481

		3,151,430

TELECOMMUNICATION SERVICES: 4.0%
AboveNet, Inc. (a)	7,000	579,600
HickoryTech Corp.	5,000	51,700

		631,300

UTILITIES: 5.3%
Laclede Group, Inc., The	14,000	546,280
Pepco Holdings, Inc.	15,000	283,350

		829,630

TOTAL COMMON STOCKS		14,593,966

(Cost $14,571,443)

TIME DEPOSIT: 9.4%
State Street Euro Dollar Time Deposit, 0.010%, 04/02/12	$1,505,000	1,505,000

TOTAL TIME DEPOSIT
(Cost $1,505,000)

TOTAL INVESTMENTS: 102.0%		16,098,966
(Cost $16,076,443)

Other assets and liabilities—(Net): -2.0%		(310,948)

Net Assets: 100.0%		$15,788,018

(a)	Non-income producing security.
LP—	Limited Partnership

Pax World International Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS: 96.5%
AUSTRALIA: 5.3%
Cochlear, Ltd.	9,400	$602,196
National Australia Bank, Ltd.	42,300	1,079,838
Woodside Petroleum, Ltd.	19,300	697,504

		2,379,538

AUSTRIA: 1.2%
OMV AG	15,516	551,849

BELGIUM: 2.2%
Anheuser-Busch InBev NV	13,700	997,754

BRAZIL: 2.6%
CCR SA	51,200	414,548
Natura Cosmeticos SA	33,800	735,084

		1,149,632

CANADA: 4.1%
Bombardier, Inc., Class B	143,300	594,779
Potash Corp. of Saskatchewan, Inc.	12,000	548,280
Rogers Communications, Inc., Class B	16,700	663,011

		1,806,070

CHINA: 0.5%
Trina Solar, Ltd., ADR (a)	30,000	213,900

FINLAND: 2.3%
Fortum Oyj	42,506	1,032,031

FRANCE: 4.9%
AXA SA	43,400	720,218
LVMH Moet Hennessy Louis Vuitt	3,800	653,921
Mersen	11,960	424,066
Neopost SA	5,800	373,295

		2,171,500

GERMANY: 5.1%
Bayerische Motoren Werke AG	8,400	755,633
Linde AG	2,400	430,524
Metro AG	17,000	657,346
Wacker Chemie AG	4,700	414,324

		2,257,827

Pax World International Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
HONG KONG: 0.8%
Chaoda Modern Agriculture (Holdings), Ltd. (a)(b)(c)	710,000	$50,286
Esprit Holdings, Ltd.	159,800	322,688

		372,974

IRELAND: 0.7%
Kingspan Group PLC	28,600	296,018

ISRAEL: 2.7%
Teva Pharmaceutical Industries, Ltd., ADR	27,000	1,216,620

JAPAN: 15.7%
Canon, Inc., ADR	14,000	667,240
Central Japan Railway Co.	105	867,119
Daiseki Co., Ltd.	17,000	316,067
Eisai Co., Ltd.	17,400	691,871
Hoya Corp.	14,600	329,701
Kao Corp.	27,300	719,906
Komatsu, Ltd.	31,200	897,140
Kurita Water Industries, Ltd.	15,700	386,523
Nintendo Co., Ltd.	2,300	349,335
Nippon Building Fund, Inc., REIT	49	466,465
Resona Holdings, Inc.	155,900	721,134
Tokuyama Corp.	69,000	215,669
Trend Micro, Inc.	12,900	399,171

		7,027,340

LUXEMBOURG: 1.4%
Tenaris SA, ADR	16,250	621,238

NETHERLANDS: 1.1%
Royal Philips (Netherlands)	24,300	493,192

NORWAY: 3.1%
Statoil ASA, ADR	50,546	1,370,302

PHILIPPINES: 0.8%
Philippine Long Distance Telephone, ADR	5,500	342,045

POLAND: 2.0%
Powszechny Zaklad Ubezpieczen SA	8,420	880,462

PORTUGAL: 0.9%
Portugal Telecom SGPS SA, ADR	74,700	404,127

Pax World International Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCK, continued
SINGAPORE: 4.2%
DBS Group Holdings, Ltd.	68,000	$768,363
Hyflux, Ltd.	279,000	332,533
SingTel	303,000	760,666

		1,861,562

SPAIN: 4.0%
Repsol YPF SA	44,300	1,113,627
Telefonica SA, ADR	40,200	659,682

		1,773,309

SWEDEN: 2.8%
Hennes & Mauritz AB, B Shares	20,600	744,676
SKF AB, B Shares	20,000	488,157

		1,232,833

SWITZERLAND: 6.7%
ABB, Ltd., ADR (a)	37,800	771,498
Credit Suisse Group AG, ADR	23,000	655,730
Roche Holding AG	4,250	739,629
Syngenta AG, ADR (a)	11,550	794,987

		2,961,844

TAIWAN: 0.8%
Taiwan Semiconductor Manu. Co., Ltd., ADR	24,276	370,937

TURKEY: 3.1%
Mardin Cimento Sanayii ve Tica AS	93,000	356,191
Turkiye Halk Bankasi AS	140,600	1,005,980

		1,362,171

UNITED KINGDOM: 17.5%
BG Group PLC	38,500	892,687
Game Group PLC (b)(c)	1,574,000	—
HSBC Holdings PLC, ADR	20,400	905,556
Pennon Group PLC	59,500	677,160
Reckitt Benckiser Group PLC	15,800	893,933
Reed Elsevier PLC	117,306	1,039,794
Rio Tinto PLC, ADR	20,700	1,150,713
Sage Group PLC, The	96,000	459,606
Spectris PLC	15,614	450,507
Standard Chartered PLC	35,000	874,008
Vodafone Group PLC, ADR	16,000	442,720

		7,786,684

Pax World International Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCK, continued

TOTAL COMMON STOCKS (Cost $43,646,862)		$42,933,759

EXCHANGE TRADED FUNDS: 2.5%
UNITED STATES: 2.5%
iShares Silver Trust (a)	6,600	207,042
SPDR Gold Shares (a)	5,450	883,663

TOTAL EXCHANGE TRADED FUNDS (Cost $854,468)		1,090,705

TIME DEPOSIT: 0.5%
State Street Euro Dollar Time Deposit, 0.010%, 04/02/12	$233,000	233,000

TOTAL TIME DEPOSIT (Cost $233,000)

TOTAL INVESTMENTS: 99.5% (Cost $44,734,330)		44,257,464

Other assets and liabilities—(Net): 0.5%		231,367

Net Assets: 100.0%		$44,488,831

(a) Non-income producing security.

(b) Fair Valued security.

(c) Illiquid security.

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

Pax World International Fund	Schedule of Investments (Unaudited) March 31, 2012

SUMMARY OF INVESTMENTS BY SECTOR

PERCENT OF NET ASSETS	VALUE	PERCENT OF NET ASSETS
CONSUMER DISCRETIONARY	$3,516,712	7.9%
CONSUMER STAPLES	4,054,309	9.1%
ENERGY	5,247,207	11.8%
FINANCIALS	8,077,755	18.2%
HEALTH CARE	3,250,316	7.3%
INDUSTRIALS	5,949,106	13.4%
INFORMATION TECHNOLOGY	3,613,692	8.1%
MATERIALS	3,910,687	8.8%
TELECOMMUNICATIONS SERVICES	3,272,251	7.4%
UTILITIES	2,041,724	4.5%
PREFERRED STOCK	—	0.0%
EXCHANGE TRADED FUNDS	1,090,705	2.5%
RIGHTS	—	0.0%
TIME DEPOSIT	233,000	0.5%
Other assets and liabilities—(Net)	231,367	0.5%

TOTAL	$44,488,831	100.0%

Pax World High Yield Bond Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCK: 0.9%
CONSUMER CYCLICAL: 0.0%
Game Group PLC (b)(e)	1,286,902	$0

FINANCE & INVESTMENT: 0.6%
Hercules Technology Growth Capital, Inc.	276,011	3,058,202

TELECOMMUNICATIONS: 0.3%
Windstream Corp. (f)	100,000	1,171,000

TOTAL COMMON STOCKS (Cost $5,075,017)		4,229,202

EXCHANGE TRADED FUNDS: 2.9%
Financial Select Sector SPDR Fund	100,000	1,578,000
iShares iBoxx $ High Yield Corp Bond Fund	40,000	3,633,600
ProShares UltraShort Euro (g)(h)	138,131	2,620,345
SPDR Barclays Capital High Yield Bond ETF	100,000	3,937,000
SPDR Gold Shares (g)	12,000	1,945,680

TOTAL EXCHANGE TRADED FUNDS (Cost $13,634,230)		13,714,625

CORPORATE BONDS: 96.3%
AUTOMOTIVE: 1.1%
Tomkins, Ltd., 9.000%, 10/01/18	$4,590,000	5,106,375

BASIC INDUSTRY: 5.8%
Kinove German Bondco GmbH, 144A, 9.625%, 06/15/18 (a)	1,500,000	1,567,500
Longview Fibre Paper & Packaging, Inc., 144A, 8.000%, 06/01/16 (a)(f)	2,100,000	2,149,875
Mirabela Nickel, Ltd, 144A, 8.750%, 04/15/18 (a)(f)	6,000,000	5,190,000
Nexeo Solutions LLC/Corp, 144A, 8.375%, 03/01/18 (a)	6,000,000	5,970,000
PE Paper Escrow GmbH, 144A, 12.000%, 08/01/14 (a)	6,000,000	6,540,000
Ply Gem Industries, Inc., 8.250%, 02/15/18 (f)	6,197,000	6,266,716

		27,684,091

Pax World High Yield Bond Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
CORPORATE BONDS, continued

CAPITAL GOODS: 5.2%
Altra Holdings, Inc., 8.125%, 12/01/16	$3,530,000	$3,812,400
Ardagh Packaging Finance PLC., 144A, 7.375%, 10/15/17 (a)	200,000	215,500
Ardagh Packaging Finance PLC., 144A, 9.125%, 10/15/20 (a)	2,500,000	2,631,250
Coleman Cable, Inc., 9.000%, 02/15/18	4,000,000	4,230,000
Hyva Global BV, 144A, 8.625%, 03/24/16 (a)	3,000,000	2,602,500
J.B. Poindexter & Co, Inc., 144A, 9.000%, 04/01/22 (a)	4,250,000	4,393,438
Park-Ohio Industries, Inc., 8.125%, 04/01/21	7,000,000	7,245,000

		25,130,088

CONSUMER CYCLICAL: 7.6%
Brown Shoe Co., Inc., 7.125%, 05/15/19	3,000,000	2,955,000
Burlington Coat Factory Warehouse Corp., 10.000%, 02/15/19 (f)	6,750,000	7,053,750
Fiesta Restaurant Group., 144A, 8.875%, 08/15/16 (a)	1,000,000	1,060,000
Gymboree Corp., The, 9.125%, 12/01/18 (f)	1,000,000	927,500
Human Touch LLC, 144A, 15.000%, 03/30/14 (a)(b)(e)	371,243	0
Icon Health & Fitness, Inc., 144A, 11.875%, 10/15/16 (a)	6,950,000	5,916,188
Levi Strauss & Co., 7.625%, 05/15/20 (f)	5,100,000	5,418,750
Perry Ellis International, Inc., 7.875%, 04/01/19	4,500,000	4,500,000
Quiksilver, Inc., 6.875%, 04/15/15 (f)	6,150,000	6,211,500
Sally Holdings LLC/Capital, Inc., 144A, 6.875%, 11/15/19 (a)(f)	250,000	267,500
Susser Holdings & Finance Corp., 8.500%, 05/15/16	100,000	110,250
Wallace Theater Holdings, Inc., 144A, 12.500%, 06/15/13 (a)(b)	2,500,000	2,212,500

		36,632,938

CONSUMER NON-CYCLICAL: 4.3%
Easton-Bell Sports, Inc., 9.750%, 12/01/16	4,750,000	5,278,438
Fage Dairy Industry SA, 144A, 9.875%, 02/01/20 (a)	4,250,000	4,186,250
Foodcorp, Ltd., 144A, 8.750%, 03/01/18 (a)(c)(SA)	5,000,000	6,551,800
Libbey Glass, Inc., 10.000%, 02/15/15	115,000	123,481
Logan’s Roadhouse, Inc., 10.750%, 10/15/17	4,500,000	4,410,000

		20,549,969

ENERGY: 14.0%
Alta Mesa Holdings, LP, 9.625%, 10/15/18	5,750,000	5,821,875
AmeriGas Finance LLC/Corp., 7.000%, 05/20/22	250,000	255,625
Atwood Oceanics, Inc., 6.500%, 02/01/20	500,000	527,500
CGG Veritas, 9.500%, 05/15/16	1,000,000	1,105,000
CGG Veritas, 6.500%, 06/01/21	500,000	512,500
Chaparral Energy, Inc., 8.875%, 02/01/17	5,000,000	5,250,000
Chaparral Energy, Inc., 9.875%, 10/01/20	4,000,000	4,480,000
Crosstex Energy, LP, 8.875%, 02/15/18	1,000,000	1,067,500
EV Energy Partner, LP, 8.000%, 04/15/19	500,000	515,000
Goodrich Petroleum Corp., 8.875%, 03/15/19	8,000,000	7,800,000

Pax World High Yield Bond Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
CORPORATE BONDS, continued
ENERGY, continued
Helix Energy Solutions Group, Inc., 144A, 9.500%, 01/15/16 (a)	$3,473,000	$3,642,309
Hercules Offshore, Inc., 144A, 7.125%, 04/01/17 (a)	2,000,000	2,005,000
Hercules Offshore, Inc., 144A, 10.250%, 04/01/19 (a)	2,000,000	1,970,000
Parker Drilling Co., 9.125%, 04/01/18	500,000	532,500
Penn Virginia Corp., 10.375%, 06/15/16 (f)	5,000,000	4,925,000
Penn Virginia Corp., 7.250%, 04/15/19 (f)	1,500,000	1,297,500
PetroBakken Energy, Ltd., 144A, 8.625%, 02/01/20 (a)	100,000	104,500
Petroleum Geo-Services ASA, 144A, 7.375%, 12/15/18 (a)	1,000,000	1,045,000
PHI, Inc., 8.625%, 10/15/18	6,875,000	7,081,250
Quicksilver Resources, Inc., 9.125%, 08/15/19 (f)	3,000,000	2,940,000
Rosetta Resources, Inc., 9.500%, 04/15/18	6,500,000	7,182,500
Samson Investment Co., 144A, 9.750%, 02/15/20 (a)	7,000,000	7,096,250

		67,156,809

FINANCE & INVESTMENT: 1.4%
Ares Capital Corp., 144A, 5.125%, 06/01/16 (a)	2,200,000	2,257,750
CIT Group, Inc., 5.250%, 03/15/18	1,000,000	1,021,250
Hercules Technology Growth Capital, Inc., 6.000%, 04/15/16 (a)	1,000,000	1,046,250
Nuveen Investments, Inc., 10.500%, 11/15/15	2,500,000	2,603,125

		6,928,375

HEALTH CARE: 14.2%
Alere, Inc., 8.625%, 10/01/18	1,000,000	1,040,000
Alliance Healthcare Services, Inc., 8.000%, 12/01/16	4,985,000	3,726,288
AMGH Merger Sub, Inc., 144A, 9.250%, 11/01/18 (a)	6,100,000	6,374,500
Aptalis Pharma, Inc., 12.750%, 03/01/16	5,240,000	5,619,900
Biomet, Inc., 11.625%, 10/15/17	6,000,000	6,517,500
Bioscrip, Inc., 10.250%, 10/01/15	6,019,000	6,545,663
CHS/Community Health Systems, Inc., 144A, 8.000%, 11/15/19 (a)(f)	750,000	780,000
Community Health Systems, Inc., 8.875%, 07/15/15 (f)	592,000	614,200
Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	500,000	537,500
ExamWorks Group, Inc., 144A, 9.000%, 07/15/19 (a)	250,000	250,000
Fresenius Medical Care US Finance II, Inc., 144A, 5.875%, 01/31/22 (a)	1,000,000	1,030,000
Hanger Orthopedic Group, Inc., 7.125%, 11/15/18	4,830,000	5,071,500
HCA Holdings, Inc., 7.750%, 05/15/21 (f)	7,000,000	7,271,250
HCA, Inc., 9.875%, 02/15/17	163,000	178,485
Health Management Association, Inc., 6.125%, 04/15/16	4,000,000	4,205,000
Health Management Association, Inc., 144A, 7.375%, 01/15/20 (a)	4,000,000	4,100,000
Inventiv Health, Inc., 144A, 10.000%, 08/15/18 (a)	6,250,000	5,656,250
OMEGA Healthcare Investors, Inc., 144A, 5.875%, 03/15/24 (a)	2,500,000	2,456,250
PSS World Medical, Inc., 144A, 6.375%, 03/01/22 (a)	3,250,000	3,355,625
StoneMor/Cornerstone/Osiris, 10.250%, 12/01/17	2,869,000	2,782,930

		68,112,841

Pax World High Yield Bond Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
CORPORATE BONDS, continued
INSURANCE: 0.8%
HUB International Holdings, 144A, 9.000%, 12/15/14 (a)	$3,000,000	$3,090,000
HUB International Holdings, 144A, 10.250%, 06/15/15 (a)	600,000	621,750

		3,711,750

MEDIA: 9.9%
AMC Networks, Inc., 144A, 7.750%, 07/15/21 (a)	250,000	280,000
American Reprographics Co., 10.500%, 12/15/16 (b)	5,275,000	5,248,625
Cinemark USA, Inc., 7.375%, 06/15/21	1,000,000	1,077,500
Gannett Co, Inc., 7.125%, 09/01/18	5,500,000	5,816,250
Harron Communications, LP, 144A, 9.125%, 04/01/20 (a)	2,000,000	2,085,000
Lamar Media Corp., 144A, 5.875%, 02/01/22 (a)	250,000	255,625
McClatchy Co., The, 11.500%, 02/15/17	5,500,000	5,871,250
MDC Partners, Inc., 11.000%, 11/01/16	7,250,000	7,938,750
Nielsen Finance LLC, 11.500%, 05/01/16	3,575,000	4,138,062
Spanish Broadcasting System, Inc., 144A, 12.500%, 04/15/17 (a)	1,000,000	1,045,000
Townsquare Radio, LLC, 144A, 9.000%, 04/01/19 (a)	4,000,000	3,973,200
UPCB Finance VI, Ltd., 144A, 6.875%, 01/15/22 (a)	250,000	259,375
Valassis Communications, Inc., 6.625%, 02/01/21 (f)	6,000,000	6,180,000
Virgin Media Finance PLC, 8.375%, 10/15/19	2,500,000	2,812,500
WMG Acquisition Corp., 144A, 11.500%, 10/01/18 (a)	500,000	537,500

		47,518,637

REAL ESTATE: 1.6%
Kennedy-Wilson, Inc., 8.750%, 04/01/19	7,400,000	7,751,500

SERVICES: 11.5%
Alliance Data Systems Co., 144A, 6.375%, 04/01/20 (a)	500,000	511,250
Cardtronics, Inc., 8.250%, 09/01/18	4,330,000	4,790,063
Desarrolladora Homex SAB de CV, 144A, 9.500%, 12/11/19 (a)	3,000,000	3,210,000
Hertz Corp., The, 7.375%, 01/15/21	1,000,000	1,070,000
Interactive Data Corp., 10.250%, 08/01/18	4,000,000	4,540,000
Inversiones Alsacia SA, 144A, 8.000%, 08/18/18 (a)	3,862,069	3,748,590
Knowledge Learning Corp., Inc., 144A, 7.750%, 02/01/15 (a)	5,050,000	4,216,750
Lions Gate Entertainment Corp., 144A, 10.250%, 11/01/16 (a)	1,000,000	1,106,250
Marquette Transportation Co./Finance, 10.875%, 01/15/17	6,700,000	7,093,625
Mobile Mini, Inc., 7.875%, 12/01/20	750,000	802,500
Navios Maritime Acquisition Corp., 8.625%, 11/01/17	5,100,000	4,615,500
Stream Global Services, Inc., 11.250%, 10/01/14	6,260,000	6,541,700
Ultrapetrol Bahamas, Ltd., 9.000%, 11/24/14	5,310,000	4,938,300
United Maritime LLC/Corp., 11.750%, 06/15/15	2,000,000	2,087,500
Urbi Desarrollos Urbanos SAB de CV, 144A, 8.500%, 04/19/16 (a)	2,500,000	2,556,250
Urbi Desarrollos Urbanos SAB de CV, 144A, 9.750%, 02/03/22 (a)	3,000,000	3,187,500

		55,015,778

Pax World High Yield Bond Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
CORPORATE BONDS, continued
TECHNOLOGY & ELECTRONICS: 4.6%
Advanced Micro Devices, Inc., 5.750%, 08/15/12	$3,000,000	$3,056,250
Epicore Software Corp., 8.625%, 05/01/19	6,250,000	6,421,874
Evertec, Inc., 11.000%, 10/01/18	6,000,000	6,555,000
Lawson Software, Inc., 144A, 9.375%, 04/01/19 (a)	250,000	250,000
MMI International, Ltd., 144A, 8.000%, 03/01/17 (a)(f)	1,000,000	1,040,000
Spansion, Inc., 7.875%, 11/15/17	5,000,000	4,850,000

		22,173,124

TELECOMMUNICATIONS: 13.4%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(d)(MX)	25,000,000	2,143,810
Axtel SAB de CV, 144A, 9.000%, 09/22/19 (a)	3,000,000	2,475,000
CenturyLink, Inc., 7.600%, 09/15/39	5,000,000	4,742,695
Cricket Communications, Inc., 10.000%, 07/15/15 (f)	2,000,000	2,115,000
Digicel Group, Ltd., 144A, 8.875%, 01/15/15 (a)	4,000,000	4,090,000
Digicel Group, Ltd., 144A, 10.500%, 04/15/18 (a)	1,000,000	1,115,000
Digicel, Ltd., 144A, 12.000%, 04/01/14 (a)	2,000,000	2,245,000
Equinix, Inc., 3.000%, 10/15/14	2,000,000	3,017,500
Intelsat Luxembourg S.A., 11.250%, 02/04/17	3,000,000	3,127,500
InterDigital, Inc., 2.500%, 03/15/16	2,000,000	2,015,000
Maxcom Telecomunicacione SA, 11.000%, 12/15/14	6,000,000	4,080,000
MetroPCS Wireless, Inc., 7.875%, 09/01/18	5,100,000	5,393,250
NII Capital Corp., 10.000%, 08/15/16	1,000,000	1,137,500
NII Capital Corp., 8.875%, 12/15/19	2,000,000	2,105,000
NII Capital Corp., 7.625%, 04/01/21	500,000	491,250
Pacnet, Ltd., 144A, 9.250%, 11/09/15 (a)(f)	6,745,000	6,340,300
Sable International Finance, Ltd., 144A, 8.750%, 02/01/20 (a)(f)	200,000	213,000
Syniverse Holdings, Inc., 9.125%, 01/15/19	7,013,000	7,766,897
Windstream Corp., 7.500%, 04/01/23	2,000,000	2,070,000
Zayo Group LLC/Zayo Cap, 10.250%, 03/15/17	6,250,000	7,015,625

		63,699,327

UTILITY: 0.9%
Atlantic Power Corp., 144A, 9.000%, 11/15/18 (a)	250,000	253,750
FPL Energy National Wind Portfolio, 144A, 6.125%, 03/25/19 (a)(b)	439,220	430,680
Intergen NV, 144A, 9.000%, 06/30/17 (a)	3,000,000	3,172,500
Ormat Funding Corp., 8.250%, 12/30/20 (b)	551,957	521,600

		4,378,530

TOTAL CORPORATE BONDS (Cost $455,561,538)		461,550,132

Pax World High Yield Bond Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
WARRANTS: 0.0%
Interactive Health, 0.000%, 04/01/11 (b)(e)	2,495	$0

TOTAL WARRANTS (Cost $0)

CERTIFICATES OF DEPOSIT: 0.2%
One California Bank, FSB CDARS, 0.200%, 05/24/12	$100,000	100,000
One PacificCoast Bank, 4.470%, 05/10/12	100,000	100,000
One PacificCoast Bank, 1.100%, 01/21/15	200,000	200,000
One PacificCoast Bank, FSB CDARS, 0.490%, 07/05/12	200,912	200,912
Self Help Credit Union, 1.050%, 01/04/13	100,000	100,000
Urban Partnership Bank, 0.650%, 08/03/12	100,000	100,000
Urban Partnership Bank, 0.650%, 07/01/12	100,564	100,564

TOTAL CERTIFICATES OF DEPOSIT (Cost $901,476)		901,476

TIME DEPOSIT: 2.1%
State Street Euro Dollar Time Deposit, 0.010%, 01/00/00	10,049,000	10,049,000
TOTAL TIME DEPOSIT (Cost $10,049,000)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 7.4%
SSgA Institutional U.S. Government Money Market Fund (Cost $35,630,423)	35,630,423	35,630,423

TOTAL INVESTMENTS: 109.8% (Cost $520,851,684)		526,074,858

Payable upon return of securities loaned—(Net): -7.4%		(35,630,423)

Other assets and liabilities—(Net):-2.4%		(11,457,530)

Net Assets: 100.0%		$478,986,905

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(b)	Illiquid security.
(c)	Principal amount is in Euro Dollars; value is in U.S. dollars.
(d)	Principal amount is in Mexican pesos; value is in U.S. dollars.
(e)	Fair Valued security.

Pax World High Yield Bond Fund	Schedule of Investments (Unaudited) March 31, 2012

(f)	Security or partial position of this security was on loan as of March 31, 2012. The total market value of securities on loan as of March 31, 2012 was $34,936,808.
(g)	Non-income producing security.
(h)	Security or partial position of this security has been segregated by the custodian to cover options contracts.

LP—Limited Partnership

MX—Mexico

SA—South Africa

SCHEDULE OF SECURITIES SHORT SOLD	SHARES	VALUE
COMMON STOCK:
TELECOMMUNICATIONS:
Equinix, Inc.	(6,000)	$(944,700)

TOTAL SECURITIES SOLD SHORT (Proceeds $775,246)		$(944,700)

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
PUTS:
AT&T, Inc. expires January 2013, exercise price $22.50	1,000	$(40,000)

TOTAL WRITTEN PUTS OPTIONS (Premiums Received $176,198)		$(40,000)

Pax World Global Women’s Equality Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS: 96.5%
CONSUMER DISCRETIONARY: 8.9%
Bayerische Motoren Werke AG	6,500	$584,716
Brown Shoe Co., Inc.	27,600	254,748
Hennes & Mauritz AB, B Shares	10,300	372,338
Johnson Controls, Inc. (b)	17,700	574,896
NIKE, Inc., Class B	4,100	444,604
Starwood Hotels & Resorts Worldwide, Inc.	8,300	468,203
Time Warner Cable, Inc.	7,150	582,725
Vera Bradley, Inc. (a)	3,000	90,570

		3,372,800

CONSUMER STAPLES: 10.9%
Coca-Cola Co., The	5,450	403,355
General Mills, Inc.	17,250	680,513
Metro AG	13,100	506,543
Natura Cosmeticos SA	22,700	493,681
PepsiCo, Inc.	6,900	457,815
Procter & Gamble Co., The	8,800	591,448
Reckitt Benckiser Group PLC	9,400	531,833
Shiseido Co., Ltd.	25,000	432,951

		4,098,139

ENERGY: 12.5%
BG Group PLC	28,100	651,545
Baker Hughes, Inc.	13,250	555,705
Noble Corp. (a)	15,000	562,050
Sasol Ltd., ADR	9,900	481,536
Statoil ASA, ADR	44,800	1,214,528
Suncor Energy, Inc.	6,800	222,360
Talisman Energy, Inc.	25,300	318,780
Woodside Petroleum, Ltd.	19,800	715,574

		4,722,078

FINANCIALS: 17.1%
AXA SA	24,000	398,277
American Express Co.	11,500	665,390
American Tower Corp., REIT	5,350	337,157
Bank of New York Mellon Corp., The	30,500	735,965
BlackRock, Inc.	3,050	624,945
National Australia Bank, Ltd.	29,600	755,632
PNC Financial Services Group, Inc.	9,450	609,431
Powszechny Zaklad Ubezpieczen SA	4,780	499,835
Resona Holdings, Inc.	81,000	374,675
Royal Bank of Canada (Canadian)	7,400	428,888

Pax World Global Women’s Equality Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continuted
Standard Chartered PLC	25,500	$636,777
Turkiye Halk Bankasi AS	53,000	379,210

		6,446,182

HEALTH CARE: 12.0%
Allergan, Inc.	5,000	477,150
Hologic, Inc. (a)	18,500	398,675
Mylan, Inc. (a)	18,000	422,100
Pfizer, Inc.	34,500	781,770
Roche Holding AG	3,740	650,873
St. Jude Medical, Inc.	9,650	427,592
Teva Pharmaceutical Industries, Ltd., ADR	17,400	784,044
Thermo Fisher Scientific, Inc. (a)	10,100	569,438

		4,511,642

INDUSTRIALS: 11.3%
3M Co.	7,750	691,378
Bombardier, Inc., Class B	100,000	415,058
Deere & Co.	6,750	546,075
Emerson Electric Co.	11,950	623,551
Komatsu, Ltd.	21,000	603,844
Pentair, Inc.	10,000	476,100
Timken Co.	9,250	469,345
Watsco, Inc.	5,750	425,730

		4,251,081

INFORMATION TECHNOLOGY: 12.3%
Autodesk, Inc. (a)	5,750	243,340
EMC Corp. (a)	15,900	475,092
Google, Inc., Class A (a)	1,000	641,240
IBM	2,610	544,577
Intuit, Inc.	8,300	499,079
MasterCard, Inc., Class A	1,000	420,540
Microsoft Corp. (b)	15,300	493,425
Oracle Corp.	19,000	554,040
Qualcomm, Inc.	6,400	435,328
Trend Micro, Inc.	11,000	340,378

		4,647,039

MATERIALS: 6.0%
Air Products & Chemicals, Inc.	4,800	440,640
Potash Corp. of Saskatchewan, Inc.	9,600	438,624
Rio Tinto PLC, ADR	13,500	750,465
Syngenta AG, ADR (a)	9,300	640,119

		2,269,848

Pax World Global Women’s Equality Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES: 3.3%
Deutsche Telekom AG	39,400	$474,697
Telefonica SA, ADR	26,000	426,660
Vodafone Group PLC, ADR	12,800	354,176

		1,255,533

UTILITIES: 2.2%
Fortum Oyj	33,800	820,652

TOTAL COMMON STOCKS (Cost $34,655,286)		36,394,994

EXCHANGE TRADED FUNDS: 2.7%
iShares Silver Trust (a)(b)	6,500	203,905
SPDR Gold Shares (a)	5,000	810,700

TOTAL EXHANGE TRADED FUNDS (Cost $647,114)		1,014,605

TIME DEPOSIT: 0.5%
State Street Euro Dollar Time Deposit, 0.010%, 04/02/12	$200,000	200,000

TOTAL TIME DEPOSIT (Cost $200,000)		200,000

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.5%
SSgA Institutional U.S. Government Money Market Fund	205,920	205,920

(Cost $205,920)

TOTAL INVESTMENTS: 100.2% (Cost $35,708,320)		37,815,519
Payable upon return of securities loaned—(Net): -0.5%		(205,920)
Other assets and liabilities—(Net): 0.3%		95,630

Net Assets: 100.0%		$37,705,229

Pax World Global Women’s Equality Fund	Schedule of Investments (Unaudited) March 31, 2012

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2012. The total market value of securities on loan as of March 31, 2012 was $1,259,644.

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

PERCENT OF NET ASSETS	VALUE	PERCENT OF NET ASSETS
AUSTRALIA	$1,471,206	3.9%
BRAZIL	493,681	1.3%
CANADA	1,823,710	4.8%
FINLAND	820,652	2.2%
FRANCE	398,277	1.1%
GERMANY	1,565,956	4.2%
ISRAEL	784,044	2.1%
JAPAN	1,751,848	4.6%
NORWAY	1,214,528	3.2%
POLAND	499,835	1.3%
SOUTH AFRICA	481,536	1.3%
SPAIN	426,660	1.1%
SWEDEN	372,338	1.0%
SWITZERLAND	1,853,042	4.9%
TURKEY	379,210	1.0%
UNITED KINGDOM	2,924,796	7.8%
UNITED STATES	19,133,675	50.7%
EXCHANGE TRADED FUNDS	1,014,605	2.7%
TIME DEPOSIT	200,000	0.5%
Other assets and liabilities—(Net):	95,630	0.3%

TOTAL	$37,705,229	100.0%

Pax World Global Green Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS: 97.5%
RENEWABLE & ALTERNATIVE ENERGY: 7.5%
OTHER RENEWABLES EQUIPMENT: 1.6%
Daiseki Co., Ltd.	40,500	$752,982

RENEWABLE ENERGY DEVELOPERS & INDEPENDENT POWER PRODUCERS (IPPS): 4.5%
China Longyuan Power Group Corp.	1,475,600	1,229,423
EDP Renovaveis SA (a)	174,108	865,330

		2,094,753

BIOFUELS: 1.4%
Abengoa SA	35,889	655,963

ENERGY EFFICIENCY: 33.9%
POWER NETWORK EFFICIENCY: 6.8%
Cooper Industries PLC	13,400	856,930
Emerson Electric Co.	26,600	1,387,988
Itron, Inc. (a)	19,585	889,355

		3,134,273

INDUSTRIAL ENERGY EFFICIENCY: 9.8%
Delta Electronics, Inc.	278,004	818,270
GEA Group AG	37,485	1,293,025
Infineon Technologies AG	97,261	994,044
Murata Manufacturing Co., Ltd.	17,200	1,026,222
Rogers Corp. (a)	11,100	430,125

		4,561,686

BUILDINGS ENERGY EFFICIENCY: 11.1%
Epistar Corp.	426,000	1,089,700
Johnson Controls, Inc.	56,300	1,828,624
Kingspan Group PLC	84,813	877,839
Legrand SA	37,267	1,372,284

		5,168,447

DIVERSIFIED ENERGY EFFICIENCY: 6.2%
IMI PLC	90,786	1,411,711
Invensys PLC	462,791	1,474,026

		2,885,737

WATER INFRASTRUCTURE & TECHNOLOGIES: 21.0%
WATER INFRASTRUCTURE: 9.9%
IDEX Corp.	29,650	1,249,155
Pentair, Inc.	11,150	530,852

Pax World Global Green Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
COMMON STOCKS, continued
WATER INFRASTRUCTURE & TECHNOLOGIES, continued
WATER INFRASTRUCTURE, continued
Roper Industries, Inc.	6,900	$684,204
Watts Water Technologies, Inc., Class A	27,400	1,116,550
Xylem, Inc.	36,500	1,012,875

		4,593,636

WATER TREATMENT EQUIPMENT: 5.6%
Kemira Oyj	46,500	616,810
Kurita Water Industries, Ltd.	34,050	838,287
Pall Corp.	19,400	1,156,822

		2,611,919

WATER UTILITIES: 5.5%
American Water Works Co., Inc.	32,700	1,112,781
Manila Water Co., Inc.	808,400	437,751
Veolia Environnement SA	60,507	1,002,549

		2,553,081

POLLUTION CONTROL: 14.9%
POLLUTION CONTROL SOLUTIONS: 6.4%
ENN Energy Holdings, Ltd.	409,500	1,419,577
SMC Corp./Japan	3,700	592,113
Umicore SA	17,050	939,742

		2,951,432

ENVIRONMENTAL TESTING & GAS SENSING: 8.5%
Agilent Technologies, Inc. (a)	20,600	916,906
Campbell Brothers, Ltd.	8,680	606,854
Ecolab, Inc.	15,200	938,144
Horiba, Ltd.	19,300	666,127
Thermo Fisher Scientific, Inc. (a)	14,600	823,148

		3,951,179

WASTE MANAGEMENT & TECHNOLOGIES: 9.1%
WASTE TECHNOLOGY EQUIPMENT: 3.1%
China Everbright International, Ltd.	3,089,200	1,449,704

HAZARDOUS WASTE MANAGEMENT: 2.2%
Stericycle, Inc. (a)	12,250	1,024,590

GENERAL WASTE MANAGEMENT: 3.8%
Pennon Group PLC	108,944	1,239,875
Shanks Group PLC	314,658	497,969

		1,737,844

Pax World Global Green Fund	Schedule of Investments (Unaudited) March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
DIVERSIFIED ENVIRONMENTAL: 11.1%
DIVERSIFIED ENVIRONMENTAL: 11.1%
3M Co.	7,700	$686,917
Air Products & Chemicals, Inc.	18,700	1,716,660
Linde AG	7,919	1,420,550
Yingde Gases Group Co.	1,162,600	1,318,964

		5,143,091

TOTAL COMMON STOCKS (Cost $39,817,182)		45,270,317

REPURCHASE AGREEMENT: 3.7%
State Street Repo, 0.010%, 04/02/2012 (collateralized by Fannie Mae, 1.150%, due 02/22/17, principal amount $1,785,000; market value $1,773,779)
TOTAL REPURCHASE AGREEMENT (Cost $1,736,000)	$1,736,000	1,736,000

TOTAL INVESTMENTS: 101.2% (Cost $41,553,182)		47,006,317
Other assets and liabilities—(Net): -1.2%		(577,575)

Net Assets: 100.0%		$46,428,742

(a)	Non-income producing security.

Pax World Global Green Fund	Schedule of Investments (Unaudited) March 31, 2012

SUMMARY OF INVESTMENTS BY COUNTRY

PERCENT OF NET ASSETS	VALUE	PERCENT OF NET ASSETS
AUSTRALIA	$606,854	1.3%
BELGIUM	939,742	2.0%
CHINA	2,649,001	5.7%
FINLAND	616,810	1.3%
FRANCE	2,374,833	5.1%
GERMANY	3,707,619	8.0%
HONG KONG	2,768,668	6.0%
IRELAND	877,839	1.9%
JAPAN	3,875,731	8.3%
PHILIPPINES	437,751	0.9%
SPAIN	1,521,293	3.3%
TAIWAN	1,907,969	4.1%
UNITED KINGDOM	4,623,581	10.0%
UNITED STATES	18,362,626	39.6%
REPURCHASE AGREEMENT	1,736,000	3.7%
Other assets and liabilities—(Net)	(577,575)	-1.2%

TOTAL	$46,428,742	100.0%

Notes to Schedules of Investments

Pax World Funds Series Trust I

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of March 31, 2012, the Trust offered eleven investment funds.

These schedules of investments relate only to the Pax World Balanced Fund (“Balanced”), Pax World Growth Fund (“Growth”), Pax World Small Cap Fund (“Small Cap”), Pax World International Fund (“International”), Pax World High Yield Bond Fund (“High Yield Bond”), Pax World Global Women’s Equality Fund (“Global Women’s Equality”), and Pax World Global Green Fund (“Global Green”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, Net Asset Value (“NAV”) of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At March 31, 2012, nine securities were fair valued in good faith pursuant to policies and procedures approved by the Board, the Balanced Fund held three security fair valued at $13,795,644, representing 0.72% of the Fund’s net asset value, the Growth Fund held one security fair valued at $607,650, representing 0.45% of the Fund’s net asset value, the International Fund held two securities valued at $50,286, representing 0.11% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at a total of $0 representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

The NAV of each class of a Fund’s shares is determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange on each day (a “Business Day”) that the New York Stock Exchange is open for trading.

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

☐	Level 1—quoted prices in active markets for identical investments

☐	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

☐	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When fair valuation methods are applied to foreign securities, they are generally categorized as Level 2. Utilizing fair valuation of foreign securities for significant market movements may result in transfers between Level 1 and Level 2 categorizations for such securities. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2012:

	Level One	Level Two	Level Three	Totals
Balanced
Common Stocks-Domestic	$1,061,087,462	$—	$11,545,350	$1,072,632,812
Common Stocks-Foreign	225,007,521	40,354,012	—	265,361,533
Exchange Traded Funds	8,366,900	—	—	8,366,900
Community Investments	—	3,000,000	2,250,294	5,250,294
Corporate Bonds	—	238,931,657	—	238,931,657
U.S. Govt Agency Bonds	—	103,437,974	—	103,437,974
Government Bonds	—	14,472,770	—	14,472,770
Municipal Bonds	—	27,499,569	—	27,499,569
U.S. Treasury Notes	—	44,557,878	—	44,557,878
Mortgage-Backed Securities	—	105,539,889	—	105,539,889
Cash Equivalents	26,944,342	26,499,000	—	53,443,342
Equity Call/Put Options Written	(2,180,950)	—	—	(2,180,950)
Total	$1,319,225,275	$604,292,749	$13,795,644	$1,937,313,668

Growth
Common Stocks-Domestic	$116,287,909	$—	$607,650	$116,895,559
Common Stocks-Foreign	11,727,714	2,221,024	—	13,948,738
Cash Equivalents	4,395,246	3,291,000	—	7,686,246
Equity Call Options Written	(82,850)	—	—	(82,850)
Total	$132,328,019	$5,512,024	$607,650	$138,447,693

Small Cap
Common Stocks-Domestic	$14,135,341	$—	$—	$14,135,341
Common Stocks-Foreign	458,625	—	—	458,625
Cash Equivalents	—	1,505,000	—	1,505,000
Total	$14,593,666	$1,505,000	$—	$16,098,966

International
Common Stocks-Foreign	$13,542,997	$29,340,476	$50,286	$42,933,759
Exchange Traded Funds	1,090,705	—	—	1,090,705
Cash Equivalents	—	233,000	—	233,000
Total	$14,633,702	$29,573,476	$50,286	$44,257,464

High Yield Bond
Common Stocks - Domestic	$4,229,202	$—	$—	$4,229,202
Common Stocks-Foreign	—	—	0	0
Exchange Traded Funds	13,714,625	—	—	13,714,625
Corporate Bonds	—	461,550,132	—	461,550,132
Cash Equivalents	35,630,423	10,950,476	—	46,580,899
Warrants	—	—	0	0
Securities Sold Short	(944,700)	—	—	(944,700)
Equity Put Options Written	(40,000)	—	—	(40,000)
Total	$52,589,550	$472,500,608	$0	$525,090,158

Global Women’s Equality
Common Stocks - Domestic	$19,132,993	$—	$—	$19,132,993
Common Stocks-Foreign	7,530,969	9,731,032	—	17,262,001
Exchange Traded Funds	1,014,605	—	—	1,014,605
Warrants	—	—	—	—
Purchased Call Options	—	—	—	—
Cash Equivalents	205,920	200,000	—	405,920
Equity Call/Put Options Written	—	—	—	—
Total	$27,884,487	$9,931,032	$—	$37,815,519

Global Green
Common Stocks-Domestic	$18,362,626	$—	$—	$18,362,626
Common Stocks-Foreign	—	26,907,691	—	26,907,691
Cash Equivalents	—	1,736,000	—	1,736,000
Total	$18,362,626	$28,643,691	$—	$47,006,317

*	Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balanced	High Yield Bond
Corporate Bonds
Balance as of December 31, 2011	$2,250,298	$0
Purchases	—	—
Sales	—	—
Accrued Discounts (Premiums)	—	—
Realized Gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(4)	—
Transfers into Level Three	—	—
Transfers out of Level Three	—	—

Balance as of March 31, 2012	$2,250,294	$0

	Balanced	Growth	International	High Yield Bond
Common Stock
Balance as of December 31, 2011	$—	$—	$50,279	$—
Purchases	9,157,050	481,950	—	—
Sales	—	—	—	—
Accrued Discounts (Premiums)	—	—	—	—
Realized Gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	2,388,300	125,700	7	—
Transfers into Level Three	—	—	0	0
Transfers out of Level Three	—	—	—	—

Balance as of March 31, 2012	$11,545,350	$607,650	$50,286	$0

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. One common stock security, held in two Funds was transferred from Level 2 to Level 3 during the period, fair valued at zero, due to lack of marketability and delisting of shares in the market. There were no significant transfers between Level 1 and Level 2 during the period. This does not include transfers between Level 1 and Level 2 due to utilization of a pricing vendor’s fair value pricing of foreign securities.

The following provides quantitative information about Level 3 fair value measurements:

Corporate Bonds—Two Community Investment Notes held in the Funds were initially valued at par, representing cost, at the time of purchase. On a daily basis, the notes are adjusted to fair market value by applying a daily change in an applicable U.S. swap rate. The Funds also held a corporate bond which was valued at zero based on financial statement analysis.

Common Stock—Two Funds purchased pre-IPO shares in private-placement transactions. Unobservable inputs used to value this security included an average equivalent value of three similar securities which were actively traded, the result to which an illiquidity discount was applied, and a discounted cash flow evaluation. Two Funds held a position in a foreign common stock security which was delisted from a foreign exchange following an announcement that the company was unable to resolve significant financial difficulties. Based on financial analysis, the security was valued at zero. Another foreign common stock security was delisted in late-2011.

Unobservable inputs used to value this security included monitoring of reported data and an illiquidity discount applied to its last traded price.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Funds’ investments to fluctuate significantly, rapidly, and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publically available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic, or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or regions.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2a-7 money market fund.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2012, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows.

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value
Balanced	$94,017,852	$26,680,796	$68,834,972
Growth	10,390,829	4,395,246	6,213,294
High Yield Bond	34,936,808	35,630,423	—
Global Women’s Equality	1,259,644	205,920	1,078,110

Short Sales A Fund may engage in short sales, whereby it sells a security it generally does not own (the security is borrowed) when a portfolio manager anticipates that the security’s market purchase price will be less than its borrowing price. To complete a short sell transaction, the Fund will borrow the security to deliver it to the purchaser and buy that same security in the market at a later time to return it to the lender. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. For a short against the box, as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Fund. Short sales held by the Fund are fully collateralized by restricted cash or other securities. Short positions held at the end of the period are disclosed in the footnotes to the Schedules of Investments.

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2012 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds
Balanced	$91,383,607	$46,076,565	$177,039,056	$14,000,000
Growth	5,663,373	—	6,791,847	—
Small Cap	2,734,307	—	3,364,673	—
International	9,255,468	—	3,131,379	—
High Yield Bond	135,150,524	—	93,799,705	—
Global Women’s Equality	5,266,516	—	7,602,893	—
Global Green	8,381,752	—	5,048,457	—

*	Excluding short-term investments and US Government bonds.

The identified cost of investments owned at March 31, 2012 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2012 were as follows for the Funds:

	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Balanced	$1,647,612,035	$334,945,528	$43,303,620	$291,641,908
Growth	107,048,248	34,430,888	2,948,595	31,482,293
Small Cap	16,076,443	845,387	822,864	22,523
International	44,734,330	3,887,909	4,364,776	(476,867)
High Yield Bond	522,105,059	18,254,372	13,026,725	5,227,647
Global Women’s Equality	35,708,320	3,393,273	1,286,753	2,106,520
Global Green	41,553,182	6,601,380	1,150,121	5,451,259

Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.

Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Realized gains and losses are reported in the Statements of Operations.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the three-month period ended March 31, 2012 is as follows:

	Outstanding at 12/31/11	Written	Closed	Expired	Exercised	Outstanding at 03/31/12
Balanced Fund
Call Options
Number of contracts	3,205	1,700	—	(2,000)	—	2,905
Premiums received	$386,453	$1,019,469	$—	$(173,938)	$—	$1,231,984
Put Options
Number of contracts	2,100	—	(1,200)	(300)	(500)	100
Premiums received	$394,415	$—	$(180,662)	$(78,444)	$(118,109)	$17,200

Growth Fund
Call Options
Number of contracts	—	10	—	—	—	10
Premiums received	$—	$41,845	$—	$—	$—	$41,845

High Yield Bond Fund
Put Options
Number of contracts	1,000	—	—	—	—	1,000
Premiums received	$176,198	$—	$—	$—	$—	$176,198

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At March 31, 2012, the Balanced Fund held $14,556,198, or 0.76% of net assets and the High Yield Bond Fund held $146,933,257, or 30.68% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2012, the Balanced Fund, Growth Fund, International Fund and High Yield Bond Fund held illiquid securities valued at $16,004,475; $607,650; $50,286 and $10,557,216; respectively, representing 0.83%, 0.45%, 0.11% and 2.20% net assets, respectively. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Item 2.	Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 29, 2012

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 29, 2012